CAPITAL STRUCTURE - Shares Purchased under Trust Arrangement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Capital Structure [Line Items]
Treasury shares, shares	17,684,386		16,222,246		11,267,038
Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Treasury shares, shares	484,416		743,259
Treasury Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	(208,278)	[1]	(1,121,838)	[1]
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	467,121	[1]	378,579	[1]
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	208,278		1,121,838
Shares purchased under trust arrangement, average market price per ADS or per share	8.26		7.82
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	467,121		378,579
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	69,426		373,946
Shares purchased under trust arrangement, average market price per ADS or per share	24.79		23.45

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.